Investment Objectives and Goals - Dan IVES Wedbush AI Power & Infrastructure ETF	Apr. 06, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Dan IVES Wedbush AI Power & Infrastructure ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Dan IVES Wedbush AI Power & Infrastructure ETF (the “Fund”) seeks to track the total return performance, before fees and expenses, of the Solactive Wedbush AI Power & Infrastructure Index (the “Index”).